Annual Fund Operating Expenses	Mar. 31, 2023
Optimum Large Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%
Optimum Large Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual fund operating expenses	2.00%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.97%
Optimum Large Cap Growth Fund | Institutional Class
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Optimum Large Cap Value Fund | Class A
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Optimum Large Cap Value Fund | Class C
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.92%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.92%
Optimum Large Cap Value Fund | Insitutional Class
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Optimum Small-Mid Cap Growth Fund | Class A
Operating Expenses:
Management fees	1.03%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	1.62%
Fee waivers and expense reimbursements	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%	[5]
Optimum Small-Mid Cap Growth Fund | Class C
Operating Expenses:
Management fees	1.03%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	2.37%
Fee waivers and expense reimbursements	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.30%	[5]
Optimum Small-Mid Cap Growth Fund | Institutional Class
Operating Expenses:
Management fees	1.03%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%	[5]
Optimum Small-Mid Cap Value Fund | Class A
Operating Expenses:
Management fees	0.91%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%
Acquired fund fees and expenses	0.02%	[6]
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.05%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%	[8]
Optimum Small-Mid Cap Value Fund | Class C
Operating Expenses:
Management fees	0.91%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.32%
Acquired fund fees and expenses	0.02%	[6]
Total annual fund operating expenses	2.25%
Fee waivers and expense reimbursements	(0.05%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.20%	[8]
Optimum Small-Mid Cap Value Fund | Institutional Class
Operating Expenses:
Management fees	0.91%
Distribution and service (12b-1) fees	none
Other expenses	0.32%
Acquired fund fees and expenses	0.02%	[6]
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.05%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%	[8]
Optimum International Fund | Class A
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.39%
Acquired fund fees and expenses	0.01%	[9]
Total annual fund operating expenses	1.39%
Fee waivers and expense reimbursements	(0.05%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.34%	[11]
Optimum International Fund | Class C
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.39%
Acquired fund fees and expenses	0.01%	[9]
Total annual fund operating expenses	2.14%
Fee waivers and expense reimbursements	(0.05%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.09%	[11]
Optimum International Fund | Institutional Class
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.39%
Acquired fund fees and expenses	0.01%	[9]
Total annual fund operating expenses	1.14%
Fee waivers and expense reimbursements	(0.05%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.09%	[11]
Optimum Fixed Income Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements	none	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Optimum Fixed Income Fund | Class C
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual fund operating expenses	1.81%
Fee waivers and expense reimbursements	none	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.81%
Optimum Fixed Income Fund | Institutional Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.81%
Fee waivers and expense reimbursements	none	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.97% of the Fund’s average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Fund’s average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period.
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.29% of the Fund’s average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[6]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period.
[7]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.18% of the Fund’s average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[8]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[9]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period.
[10]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08% of the Fund’s average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[11]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[12]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.